Property, Plant and Equipment, net - Additional Information (Details) (Detail) - MXN ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Disclosure of detailed information about property, plant and equipment [line items]
Methods used to determine stage of completion of construction in progress	The completion period of construction in progress is variable and depends upon the type of plant and equipment under construction.
Land and buildings and other equipment [member] | Claro Brasil [member]
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment, pledged in guarantee of legal proceedings		$ 3,166,882